Jun-14-04 15:06 From- T-995 P.002/002 F-455

Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

NYSE

04025325

June 14, 2004

Cert NYS

1-15897

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

RECD S.E.C.
JUN 14 2004
1086

PROCESSED
JUN 15 2004
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, iShares Trust, iShares Morningstar Large Core Index Fund, iShares Morningstar Large Growth Index Fund, iShares Morningstar Large Value Index Fund, iShares Morningstar Mid Core Index Fund, iShares Morningstar Mid Growth Index Fund, iShares Morningstar Mid Value Index Fund, iShares Morningstar Small Core Index Fund, iShares Morningstar Small Growth Index Fund and iShares Morningstar Small Value Index Fund and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 14, 2004. Tentative listing date – July 2, 2004.

Sincerely,